Accrued Expenses and Other Current Liabilities (Tables)	12 Months Ended
Jul. 31, 2026
Accrued Expenses and Other Current Liabilities [Abstract]
Schedule of Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consisted of the following:

	As of July 31,
	2026	2025
Accrued payroll and employee benefits	$1,011,037	$1,379,766
Other payables and accrued expenses (communication, legal, license and other)	659,977	705,037
Credit card payable	111,809	64,341
Unearned revenue	145,000	145,000
Due to related parties (Note 17)	10,369	47,688
Others	26,973	207,931
Total	$1,965,165	$2,549,763